Partners' Capital and Distributions (Distribution rights) (Details) (USD $)	12 Months Ended
Dec. 31, 2014
Minimum Quarterly Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.3625
Marginal percentage interest in distributions	0.00%
First Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	0.00%
Second Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	13.00%
Third Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	23.00%
Thereafter [Member]
Incentive distribution level
Marginal percentage interest in distributions	48.00%
Maximum [Member] | First Target Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.416875
Maximum [Member] | Second Target Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.453125
Maximum [Member] | Third Target Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.54375
Minimum [Member] | Second Target Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.416875
Minimum [Member] | Third Target Distribution [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.453125
Minimum [Member] | Thereafter [Member]
Incentive distribution level
Quarterly distribution per unit target amount (in dollars per share)	$ 0.54375
Unitholders [Member] | Minimum Quarterly Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	98.00%
Unitholders [Member] | First Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	98.00%
Unitholders [Member] | Second Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	85.00%
Unitholders [Member] | Third Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	75.00%
Unitholders [Member] | Thereafter [Member]
Incentive distribution level
Marginal percentage interest in distributions	50.00%
General Partner Interest [Member] | Minimum Quarterly Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	2.00%
General Partner Interest [Member] | First Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	2.00%
General Partner Interest [Member] | Second Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	2.00%
General Partner Interest [Member] | Third Target Distribution [Member]
Incentive distribution level
Marginal percentage interest in distributions	2.00%
General Partner Interest [Member] | Thereafter [Member]
Incentive distribution level
Marginal percentage interest in distributions	2.00%